CREDIT FACILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Outstanding balances on short-term bank loans

Outstanding balances on short-term bank loans consisted of the following:

		Interest	Collateral/	December 31,	December 31,
Institute Name	Maturities	rate	Guarantee	2020	2019
Industrial Bank	December 2020	5.88%	Secured by Xiaodong Chen and Jiajun Cai	$766,295	$716,723
Industrial Bank	December 2020	5.88%	Guarantee by Xiaodong Chen and Juanjuan Cai and PICC Proerty and Casuatly Company Limited Xiamen Branch	459,777	430,034
Industrial Bank	December 2020	5.88%	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai	398,474	372,696
China Rich Finance Limited	May 2021	23% per annum for first monthly installment; 12% per annum for 2-6 monthly installment	Guarantee by Fujian Blue Hat Interactive Entertainment Technology Ltd., Pingxiang Blue Hat Technology Co. Ltd., and Xiaodong Chen	2,998,944	-
Industrial Bank	February 2021	6.583%	Guarantee by 14 property rights	505,755	-

Industrial Bank	August 2020	4.35%	Secured by $5 million fixed deposit	-	4,300,334
Total				$5,129,295	$5,819,787

Outstanding balances on long-term third party loans

Outstanding balances on long-term third party loans consisted of the following:

		Weighted
		Average	Collateral/	December 31,	December 31,
Lender Name	Maturities	Interest rate	Guarantee	2020	2019

Volkswagen Finance (China) Co. Ltd.	Due monthly until March 2021	4.06%	Automobiles	$14,117	$90,821
Current maturities				(14,117)	(77,493)
Total				$-	$13,328